Long-term Debt - Summary of Long-term Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 70,438,500	$ 28,000,000
Current portion of long-term debt	10,324,000	4,804,000
Long-term debt	60,114,500	23,196,000
Current portion of deferred finance charges	147,462	56,384
Deferred finance charges non-current	326,577	107,029
Total deferred finance charges	474,039	163,413
Total debt	70,438,500	28,000,000
Total debt, net of deferred finance charges	69,964,461	27,836,587
Less: Current portion of long-term debt, net of current portion of deferred finance charges	10,176,538	4,747,616
Total long – term debt	$ 59,787,923	23,088,971
Term Loan A [Member]
Debt Instrument [Line Items]
Issue Date	Nov. 30, 2021
Maturity Date	Nov. 30, 2026
Drawn Amount	$ 28,000,000
Long-term debt	$ 23,196,000	28,000,000
Term Loan B [Member]
Debt Instrument [Line Items]
Issue Date	Sep. 30, 2022
Maturity Date	Sep. 30, 2022
Drawn Amount	$ 17,000,000
Long-term debt	$ 16,450,000	0
Term Loan C [Member]
Debt Instrument [Line Items]
Issue Date	Nov. 30, 2022
Maturity Date	Nov. 30, 2027
Drawn Amount	$ 30,792,500
Long-term debt	$ 30,792,500	$ 0